Long-Term Debt, net - Additional Information (Details)			6 Months Ended
	Apr. 12, 2021 USD ($) installment	Feb. 11, 2021 USD ($)	Jun. 30, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Credit facility			$ 815,000,000
Deferred bond issuance costs			32,500,000	$ 25,100,000
Remaining borrowing availability			$ 0
Number of vessels excluding sale and lease back arrangement | item			53
Carrying value of vessels			$ 1,727,600,000
CMA CGM Melisande, CMA CGM Attila, CMA CGM Tancredi, CMA CGM Bianca and CMA CGM Samson
Line of Credit Facility [Line Items]
Sale and Lease back arrangement, amount	$ 135,000,000.0
Citibank/Natwest $815 mil. Facility
Line of Credit Facility [Line Items]
Credit facility	$ 815,000,000		815,000,000
Term of debt	4 years
Number of quarterly instalments | installment	16
Amount of quarterly instalment	$ 20,400,000
Balloon payment at maturity	489,000,000.0
Sale and Lease back arrangement, amount	135,000,000
Long-term debt	300,000,000		$ 815,000,000
Minimum percentage of fair market value of collateral vessels required to cover loan value			120.00%
Minimum liquidity			$ 30,000,000.0
Maximum leverage ratio			6.5
Minimum interest coverage ratio			2.5
Citibank/Natwest $815 mil. Facility | Maximum
Line of Credit Facility [Line Items]
Long-term debt	$ 815,000,000
Citibank/Natwest $815 mil. Facility | LIBOR
Line of Credit Facility [Line Items]
Spread on variable rate	2.50%
Senior unsecured notes
Line of Credit Facility [Line Items]
Long-term debt		$ 300,000,000.0	$ 300,000,000
Fixed interest rate (as a percent)		8.50%
Percent of equity offering proceeds within 90 days after the equity offering closing		108.50%
Deferred bond issuance costs		$ 9,000,000.0
Net proceeds placed in escrow account and used later		$ 294,400,000
Senior unsecured notes | March 1, 2024
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed		104.25%
Senior unsecured notes | March 1, 2025
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed		102.125%
Senior unsecured notes | March 1, 2026
Line of Credit Facility [Line Items]
Percent of principal amount being redeemed		100.00%
Senior unsecured notes | Maximum
Line of Credit Facility [Line Items]
Redemption price (as percent)		35.00%
HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank
Line of Credit Facility [Line Items]
Credit facility			$ 382,500,000
Long-term debt				$ 351,759,000